  Legg Mason

--------------------------------------------------------------------------------


  TAX EXEMPT TRUST, INC.



                                                   ANNUAL REPORT TO SHAREHOLDERS
                                                   December 31, 2002

                                                                           LEGG
                                                                          MASON
                                                                          FUNDS

                Personalized Guidance. Intelligent Choices./SM/

To Our Shareholders,

   On December 31, 2002, the Legg Mason Tax Exempt Trust had $477 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 0.38% and its average weighted maturity is 28 days. The following table shows cumulative and average annual total returns for the one-, five- and ten-year periods ended December 31, 2002:

            Cumulative  Average Annual
           Total Return  Total Return
           ------------  ------------
One Year      +0.72%        +0.72%
Five Years   +12.07%        +2.31%
Ten Years    +27.39%        +2.45%

   The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

   PricewaterhouseCoopers, LLP, Tax Exempt Trust's independent accountants, has completed its annual examination, and audited financial statements for the year ended December 31, 2002, are included in this report.

   We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

    Sincerely,

/s/ John F. Curley, Jr.
                                     /s/ Mark R. Fetting
    John F. Curley, Jr.
                                  Mark R. Fetting
    Chairman
                                  President

January 31, 2003

Statement of Net Assets
December 31, 2002
(Amounts in Thousands)


Legg Mason Tax Exempt Trust, Inc.


                                                  Rate  Maturity Date   Par      Value
-----------------------------------------------------------------------------------------
Alabama -- 1.1%
The Industrial Development Board of the City of
 Montgomery, Pollution Control and Solid Waste
 Disposal Revenue Refunding Bonds (General
 Electric Company Project), Series 1990 TECP
 (Aaa/P-1, AAA/A-1+)                              1.15%    3/4/03     $ 5,000 $  5,000
                                                                              --------

Arizona -- 4.0%
Arizona Salt River Project Agricultural
 Improvement and Power District (P-1, A-1+)
  Series A TECP                                   1.25%    2/10/03      3,000    3,000
  Series A TECP                                   1.05%    2/26/03      5,000    5,000
  Series A TECP                                   1.30%    3/13/03      5,000    5,000
  Series A TECP                                   1.05%    4/8/03       5,000    5,000
                                                                              --------
                                                                                18,000
                                                                              --------

Delaware -- 1.4%
University of Delaware, Revenue Bonds, Series
 1998 VRDN (AA/A-1+)                              1.60%    1/2/03       6,500    6,500/A/
                                                                              --------

District of Columbia -- 1.1%
District of Columbia (American Red Cross),
 Series 2000 TECP (Aa2/VMIG1)                     1.35%    1/10/03      5,000    5,000
                                                                              --------

Florida -- 5.6%
City of Gainesville, Utilities System (P-1, A-1+)
  Series C TECP                                   1.25%    2/6/03       1,182    1,182
  Series C TECP                                   1.05%    3/18/03      1,000    1,000

Jacksonville Electric Authority Revenue Bonds
 (Subordinated Electric Systems)
 (Aa3/VMIG1, AA-/A-1+, AA+/F1+)
  Series B VRDN                                   1.45%    1/2/03       4,400    4,400/A/
  Series C VRDN                                   1.45%    1/2/03       4,700    4,700/A/
  Series F VRDN                                   1.45%    1/2/03       1,000    1,000/A/

Pinellas County, Florida, Health Facilities
 Authority (Bayfront Medical Center, Inc.
 Project), Refunding Revenue Bonds, Series 1989
 VRDN (Aaa/VMIG1, AAA/A-1, AAA)                   1.30%    1/2/03       1,400    1,400/A/

                                                 Rate  Maturity Date   Par      Value
----------------------------------------------------------------------------------------
Florida -- Continued
Putnam County, Florida, Development Authority
 PCR Bonds (Seminole Electric Cooperative, Inc.)
  Series 1984 H-1 VRDN (Aa3, A/A-1)              1.80%    1/2/03     $ 6,420 $  6,420/A/
  Series 1984 H-2 VRDN (Aa3, A/A-1)              1.80%    1/2/03       2,350    2,350/A/
  Series 1984 H-3 (VMIG1, A/A-1)                 1.60%    3/15/03      3,000    3,000
                                                                             --------
                                                                               25,452
                                                                             --------

Hawaii -- 3.6%
City and County of Honolulu, Hawaii, GO Bonds
 (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
  Series 2000 A VRDN                             1.45%    1/2/03       6,545    6,545/A/
  Series 2000 A VRDN                             1.45%    1/2/03       3,900    3,900/A/
  Series 2000 B VRDN                             1.45%    1/2/03       5,750    5,750/A/
                                                                             --------
                                                                               16,195
                                                                             --------

Indiana -- 0.4%
City of Hammond, Indiana, PCR Refunding Bonds
 (Amoco Oil Company Project), Series 1994 VRDN
 (Aa1/VMIG1, AA+/A-1+)                           1.75%    1/2/03       2,000    2,000/A/
                                                                             --------

Kansas -- 2.9%
State of Kansas, Department of Transportation,
 Adjustable Tender Highway Refunding Bonds
 (Aa2/VMIG1, AA+/A-1+)                           1.55%    1/2/03      10,000   10,000/A/
  Series 2002 B-1 VRDN
  Series 2000 B-2 VRDN                           1.55%    1/2/03       3,000    3,000/A/
                                                                             --------
                                                                               13,000
                                                                             --------

Kentucky -- 2.0%
Kentucky Economic Development Finance
 Authority, Hospital Revenue Bonds (Baptist
 Healthcare System Obligated Group), Series
 1999-B VRDN (Aaa/VMIG1, AAA/A-1+)               1.60%    1/2/03       9,250    9,250/A/
                                                                             --------

Louisiana -- 2.4%
Parish of the Ascension, Environmental
 Improvement Refunding Revenue Bonds (Shell
 Oil Company Project), Series 1993 VRDN
 (AAA/A-1+)                                      1.80%    1/2/03       1,000    1,000/A/

Parish of the Ascension, PCR Refunding Revenue
 Bonds (Shell Oil Company Project), Series 1993
 VRDN (AAA/A-1+)                                 1.80%    1/2/03       9,800    9,800/A/
                                                                             --------
                                                                               10,800
                                                                             --------

                                                    Rate  Maturity Date   Par      Value
-------------------------------------------------------------------------------------------
Maryland -- 21.9%
Anne Arundel County, Maryland, GO Bonds, Series
 2002 (Aa1, AA+, AA+)                               3.00%    3/1/03     $ 3,030 $  3,034

Baltimore County, Maryland, Metro District BANS,
 Series 1995 TECP (P-1, A1+)                        1.50%    2/12/03      5,000    5,000

Baltimore County, Maryland, Revenue Bonds (Oak
 Crest Village Inc. Project), Series 1999 A VRDN
 (Aa3/VMIG1, AA-/F1+)                               1.55%    1/2/03      13,200   13,200/A/

Baltimore County, Maryland, Revenue Bonds (The
 Sheppard and Enoch Pratt Hospital Facility),
 Series 1992 VRDN (Aa3/VMIG1)                       1.55%    1/2/03       3,250    3,250/A/

Maryland Economic Development Corporation
 Revenue Bonds (American Urological Association
 Education and Research, Inc. Project), Series 2002
 VRDN (Aa2/VMIG1)                                   1.55%    1/2/03       4,200    4,200/A/

Maryland Health and Higher Educational Facilities
 Authority (Pooled Loan Program Issue)
 (Aa2/VMIG1)
  Series 1985 A VRDN                                1.50%    1/1/03      12,200   12,200/A/
  Series 1985 B VRDN                                1.45%    1/1/03       2,800    2,800/A/

Maryland Health and Higher Educational Facilities
 Authority (The Johns Hopkins Hospital)
 (P-1, A-1+)
  Series C TECP                                     1.25%    2/10/03      6,000    6,000
  Series C TECP                                     1.10%    3/5/03       4,000    4,000

Maryland Health and Higher Educational Facilities
 Authority (The Johns Hopkins University)
 (P-1, A-1+)
  Series A TECP                                     1.10%    1/29/03      4,921    4,921
  Series A TECP                                     1.30%    2/11/03      5,000    5,000
  Series A TECP                                     1.05%    3/11/03      4,454    4,454
  Series A TECP                                     1.05%    3/18/03      5,575    5,575

Maryland Industrial Development Financing
 Authority, Variable Rate Demand Revenue Bonds
 (National Aquarium in Baltimore Facility), Series
 2002 A VRDN (Aaa/VMIG1)                            1.55%    1/2/03       4,000    4,000/A/

Montgomery County, Maryland, BANS (P-1, A-1+)
  Series 2002                                       1.15%    3/4/03       6,000    6,000
  Series 2002                                       1.05%    3/12/03      3,000    3,000

                                                      Rate  Maturity Date   Par      Value
---------------------------------------------------------------------------------------------
Maryland -- Continued
Prince George's County, Maryland, Certificates
 Equipment Acquisition Program
 (Aaa, AAA, AAA)                                      4.50%    6/15/03    $ 1,650 $  1,675

State of Maryland, GO Refunding Bonds, State and
 Local Facilities Loan of 2002, Second Series B (Aaa,
 AAA, AAA)                                            3.00%    2/1/03       4,000    4,006

Washington Suburban Sanitary District, BANS,
 Series 2001 VRDN (Aaa/VMIG1, AAA/A-1+)               1.55%    1/2/03       6,900    6,900/A/
                                                                                  --------
                                                                                    99,215
                                                                                  --------

Massachusetts -- 1.1%
The Commonwealth of Massachusetts, GO
 Refunding Bonds, 2001 Series C VRDN
 (Aa2/VMIG1, AA-/A-1+, AA-/F1+)                       1.60%    1/2/03       5,000    5,000/A/
                                                                                  --------

Michigan -- 0.5%
Michigan State Housing Development Authority,
 Rental Housing Revenue Bonds, Series 1997 B
 VRDN (Aaa/VMIG1, AAA/A-1+)                           1.50%    1/2/03       2,170    2,170/A/
                                                                                  --------

Minnesota -- 3.5%
City of Rochester, Minnesota, Health Care Facilities
 Revenue Bonds (Mayo Medical Center)
 (AA/A-1+)
  Series 1992 C TECP                                  1.05%    2/3/03       6,500    6,500
  Series 88E TECP                                     1.25%    2/5/03       5,000    5,000
  Series 88E TECP                                     1.00%    3/6/03       4,100    4,100
                                                                                  --------
                                                                                    15,600
                                                                                  --------

Mississippi -- 0.3%
Jackson County, Mississippi, Port Facility
 Refunding Revenue Bonds (Chevron U.S.A. Inc.
 Project), Series 1993 VRDN (Aa2/P-1)                 1.75%    1/2/03       1,400    1,400/A/
                                                                                  --------

Missouri -- 0.8%
Health and Educational Facilities Authority of the
 State of Missouri, Medical Research Facilities
 Revenue Bonds (Stowers Institute for Medical
 Research), Series 2000 VRDN
 (Aaa/VMIG1, AAA/A-1+)                                1.60%    1/2/03       3,500    3,500/A/
                                                                                  --------

Nebraska -- 2.2%
Omaha Public Power District TECP (P-1, A-1+)          1.35%    1/7/03      10,000   10,000
                                                                                  --------

                                                    Rate  Maturity Date   Par       Value
---------------------------------------------------------------------------------------------
Nevada -- 0.5%
Clark County School District, Nevada, GO (Limited
 Tax) Building Bonds, Series 2000A
 (Aaa, AAA, AAA)                                    5.25%    6/15/03    $ 2,000 $    2,037
                                                                                ----------

New Mexico -- 0.7%
State of New Mexico, 02-03 Tax and Revenue
 Anticipation Notes, Series 2002A (MIG1, SP-1+)     2.25%    6/30/03      3,000      3,016
                                                                                ----------

Ohio -- 5.7%
County of Cuyahoga, Ohio, Hospital Revenue
 Refunding Bonds (The Cleveland Clinic
 Foundation), Series 1997 A VRDN
 (Aaa/VMIG1, AAA/A-1+)                              1.60%    1/2/03       2,525      2,525/A/

Ohio Higher Educational Facility Commission
 Revenue Bonds (Xavier University 2000 Project)
 VRDN (Aa3/VMIG1)                                   1.60%    1/2/03      11,295     11,295/A/

Ohio State University General Receipt Bonds, Series
 2001 VRDN (Aaa/VMIG1, AAA/A-1)                     1.55%    1/2/03      10,835  10,835/A/

State of Ohio, Highway Capital Improvement
 Bonds, Series E (Aa1, AAA, AA+)                    5.25%    5/1/03       1,000      1,013
                                                                                ----------
                                                                                    25,668
                                                                                ----------

Pennsylvania -- 5.1%
Allegheny County, Pennsylvania, Hospital
 Development Authority, Health Center Revenue
 Bonds (Presbyterian University Health)
  Series 1988 B1 VRDN (Aa2/VMIG1)                   1.60%    1/2/03       1,090      1,090/A/
  Series 1988 B2 VRDN (Aa2/VMIG1)                   1.60%    1/2/03       5,090      5,090/A/
  Series 1990A VRDN (Aaa/VMIG1, AAA/A-1)            1.65%    1/2/03       2,000      2,000/A/
  Series 1990D VRDN (Aaa/VMIG1, AAA/A-1)            1.65%    1/2/03       1,700      1,700/A/

Commonwealth of Pennsylvania, GO Bonds, First
 Series of 2001 (Aa2, AA, AA)                       5.00%    1/15/03      1,000      1,001

Delaware County, Pennsylvania, IDA Revenue
 Refunding Bonds (Resource Recovery Facility,
 General Electric Capital Corporation),
 Series 1997G VRDN (Aaa/P-1, AAA/A-1+)              1.45%    1/2/03       4,000      4,000/A/

                                                   Rate  Maturity Date   Par      Value
-------------------------------------------------------------------------------------------
Pennsylvania -- Continued
Lackawanna County, Pennsylvania, IDA
 (National Book Company Project), Series 1986
 VRDN (A/A-1)                                      2.38%    1/2/03     $   700 $     700/A/

Northampton County, Pennsylvania, Higher
 Education Authority Revenue Bonds
 (Lehigh University), Series 2000 VRDN
 (Aa3/VMIG1, AA-/A-1+)                             1.50%    1/2/03       7,500     7,500/A/
                                                                               ---------
                                                                                  23,081
                                                                               ---------

South Carolina -- 0.2%
South Carolina Public Service Authority, Revenue
 Bonds, Refunding Series A (Aa2, AA-, AA)          5.00%    1/1/03       1,000     1,000
                                                                               ---------

Texas -- 16.5%
City of Austin, Texas (Travis and Williamson
 Counties), Combined Utility System Commercial
 Paper Notes, Series A (P-1, A-1+, F1+)            1.08%    3/19/03      5,000     5,000

Gulf Coast Waste Disposal Authority, PCR Refunding
 Bonds (Exxon Project), 1995 Series VRDN
 (Aaa/VMIG1, AAA/A-1+)                             1.70%    1/2/03       1,150     1,150/A/

Harris County Health Facilities Development
 Corporation, Variable Rate Revenue Bonds (The
 Methodist Hospital), Series 2002 VRDN (AA/A-1+)   1.80%    1/2/03       8,100  8,100/A/

Harris County Health Facilities Development
 Corporation, Variable Rate Revenue Bonds (St.
 Luke's Episcopal Hospital), Series 2001B VRDN
 (AA-/A-1+)                                        1.80%    1/2/03      19,200    19,200/A/

Harris County Industrial Development Corporation
 PCR Bonds (Exxon Project) 1984B Series VRDN
 (Aaa, AAA/A-1+)                                   1.80%    1/2/03       2,200     2,200/A/

Harris County Industrial Development
 Corporation, Refunding Bonds (Shell Oil
 Company Project), Series 1997 VRDN
 (Aa1/VMIG1, AAA/A-1+)                             1.75%    1/2/03       7,200     7,200/A/

Harris County, GO Notes (P-1, A-1+, F1+)
  Series C TECP                                    1.10%    1/22/03      4,000     4,000
  Series C TECP                                    1.05%    2/27/03      3,500     3,500
  Series C TECP                                    1.05%    3/25/03      2,300     2,300

San Antonio, Texas, Water Systems, Series 1995
 TECP (P-1, A-1+)                                  1.05%    4/3/03       2,400     2,400

                                                  Rate  Maturity Date   Par       Value
-------------------------------------------------------------------------------------------
Texas -- Continued
Southwest Higher Education Authority Inc.,
 Variable Rate Demand Higher Education
 Revenue Bonds (Southern Methodist University
 Project), Refunding Series 1985 VRDN
 (Aaa/VMIG1)                                      1.75%    1/2/03     $ 1,650 $    1,650/A/

State of Texas, TRANS, Series 2002 (MIG1, SP-1+,
 F1+)                                             2.75%    8/29/03      8,000      8,068

Texas Public Finance Authority, Revenue Notes
 (P-1, A-1+, F1+)
  Series B TECP                                   1.40%    1/8/03       5,000      5,000
  Series B TECP                                   1.05%    1/17/03      5,000      5,000
                                                                              ----------
                                                                                  74,768
                                                                              ----------

Utah -- 8.5%
Emery County, Utah, PCR Refunding Bonds
 (PacifiCorp Project), Series 1994 VRDN
 (Aaa/VMIG1, AAA/A-1)                             1.80%    1/2/03      13,500     13,500/A/

Intermountain Power Agency, Variable Rate Power
 Supply Revenue and Refunding Bonds
 (Aaa/VMIG1, AAA/A-1+)
  1985 Series F TECP                              1.30%    2/6/03       2,500      2,500
  1985 Series E                                   1.35%    3/15/03      1,850      1,850
  1985 Series F TECP                              1.05%    4/8/03       5,500      5,500

State of Utah, Adjustable Rate GO Highway Bonds,
 Series 1999 A VRDN (Aaa/VMIG1, AAA/A-1+,
 AAA/F1+)                                         1.45%    1/2/03      15,150     15,150/A/
                                                                              ----------
                                                                                  38,500
                                                                              ----------

Virginia -- 5.2%
City of Norfolk, Virginia, GO Capital Improvement
 and Refunding Bonds, Series 1994 (A-1, AA)       4.80%    6/1/03       4,000      4,049

Commonwealth of Virginia, Transportation
 Revenue Refunding Bonds, Series 1993A
 (U.S. Route 58 Corridor Development Program)
 (Aa1, AA+)                                       4.90%    5/15/03      3,000      3,042

Harrisonburg Redevelopment and Housing
 Authority, Variable Rate Lease Purchase Revenue
 Bonds, 2001 Series A VRDN (AA-/A-1+)             1.60%    1/2/03      15,400  15,400/A/

The Rector and Visitors of The University of
 Virginia, General Revenue Pledge Bonds, Series
 1998A (Aaa, AA+, AAA)                            4.50%    6/1/03       1,000      1,014
                                                                              ----------
                                                                                  23,505
                                                                              ----------

                                                Rate  Maturity Date   Par      Value
---------------------------------------------------------------------------------------
Washington -- 4.5%
State of Washington, Adjustable Rate GO Bonds,
 Series 1996 B VRDN (Aa1/VMIG1, AA+/A-1+)       1.45%    1/2/03     $14,400 $ 14,400/A/

State of Washington, Various Purpose GO
 Refunding Bonds, Series R-2002A (Aa1, AA+, AA) 4.00%    9/2/03       1,600    1,630

Washington State Housing Finance Commission
 (Pacific First Federal Savings Bank Program),
 Series 1988 B VRDN (AAA/A-1+)                  1.60%    1/2/03       4,148    4,148/A/
                                                                            --------
                                                                              20,178
                                                                            --------

Wisconsin -- 2.2%
State of Wisconsin, GO Extendible Commercial
 Notes, TECP (P-1, A-1+, F1+)
  Series 2000 A                                 1.70%    1/16/03      5,000    5,000
  Series 2000 A                                 1.10%    3/12/03      5,000    5,000
                                                                            --------
                                                                              10,000
                                                                            --------

Wyoming -- 1.5%
Lincoln County, Wyoming, PCR Bonds, Exxon
 Project (Aaa/P-1, AAA/A-1+)
  Series 1985 B VRDN                            1.48%    1/2/03         950      950/A/
  Series 1985 VRDN                              1.70%    1/2/03       1,600    1,600/A/

Lincoln County, Wyoming, PCR Bonds PacifiCorp
 Project, Series 1994 VRDN
 (Aaa/VMIG1, AAA/A-1+)                          1.95%    1/2/03       2,100    2,100/A/

Sweetwater County, Wyoming, PCR Refunding
 Bonds (PacifiCorp Project), Series 1994 VRDN
 (Aaa/VMIG1, AAA/A-1+)                          1.95%    1/2/03       2,200    2,200/A/
                                                                            --------
                                                                               6,850
---------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 105.4%                     476,685/B/
Other Assets Less Liabilities -- (5.4)%                                      (24,359)
                                                                            --------

Net assets applicable to 452,325 shares outstanding -- 100.0%               $452,326
                                                                            --------

Net asset value per share                                                      $1.00
                                                                               -----
---------------------------------------------------------------------------------------

/A/The rate shown is the rate as of December 31, 2002, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
/B/Also represents cost for federal income tax purposes.

A guide to investment abbreviations and municipal note, commercial paper and bond ratings appears on the next page.

See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.
(Unaudited)


Investment Abbreviations:

BANS  Bond Anticipation Notes
GO    General Obligation
IDA   Industrial Development Authority
PCR   Pollution Control Revenue
TECP  Tax-Exempt Commercial Paper
TRANS Tax and Revenue Anticipation Notes
VRDN  Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

  Municipal Notes
    MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
    SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.
    F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

  Commercial Paper
    P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
    A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.
    F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

  Municipal Bonds
    Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.
    AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
    AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.
    The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 2002. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                               December 31, 2002
                    ----------------------------------------
                                               Percentage of
                    Maturity Period Amount/Par   Portfolio
                    ----------------------------------------
                                      (000)           (cum)
                         1-7 days    $303,318   63.7%  63.7%
                        8-45 days      68,103   14.3   78.0
                       46-90 days      66,809   14.0   92.0
                     Over 90 days      38,150    8.0  100.0
                                     --------  -----
                                     $476,380  100.0%
                                     --------  -----

  Average Weighted Maturity:  30 days

  Statement of Operations
  For the Year Ended December 31, 2002
  (Amounts in Thousands)


  Legg Mason Tax Exempt Trust, Inc.


  ------------------------------------------------------------------------------

       Investment Income:
         Interest                                                  $6,261

       Expenses:
         Management fee                                    $2,203
         Distribution and service fees                        441
         Audit and legal fees                                  40
         Custodian fee                                         85
         Directors' fees and expenses                          13
         Registration fees                                     69
         Reports to shareholders                               25
         Transfer agent and shareholder servicing expense     109
         Other expenses                                       106
                                                           ------
                                                            3,091
           Less compensating balance credits                   (6)
                                                           ------
           Total expenses, net of compensating balance
            credits                                                 3,085
                                                                   ------
       Net Investment Income                                        3,176
       Net Realized and Unrealized Gain/(Loss) on
        Investments                                                     8
       ------------------------------------------------------------------
       Change in Net Assets Resulting From Operations              $3,184
       ------------------------------------------------------------------

    See notes to financial statements.

  Statement of Changes in Net Assets
  (Amounts in Thousands)


  Legg Mason Tax Exempt Trust, Inc.


                                                       For the Years Ended
                                                       -------------------
                                                       12/31/02  12/31/01
     ---------------------------------------------------------------------

     Change in Net Assets:
     Net investment income                             $  3,176  $  8,977
     Net realized gain/(loss) on investments                  8        14
     ---------------------------------------------------------------------
     Increase in net assets resulting from operations     3,184     8,991
     Distributions to shareholders from net
      investment income                                  (3,176)   (8,977)
     Change in net assets from Fund share transactions   44,633    19,541
     ---------------------------------------------------------------------
     Change in net assets                                44,641    19,555
     ---------------------------------------------------------------------

     Net Assets:
     Beginning of year                                  407,685   388,130
     ---------------------------------------------------------------------
     End of year                                       $452,326  $407,685
     ---------------------------------------------------------------------

    See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.


   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                           Years Ended December 31,
                               -------------------------------------------------
                                 2002      2001      2000      1999      1998
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                             $1.00     $1.00     $1.00     $1.00     $1.00
                               -------------------------------------------------
Investment operations:
  Net investment income           .0072     .0206     .0339     .0252     .0271
Distributions:
  From net investment
   income                        (.0072)   (.0206)   (.0339)   (.0252)   (.0271)
                               -------------------------------------------------
Net asset value, end of year      $1.00     $1.00     $1.00     $1.00     $1.00
                               -------------------------------------------------
Ratios/supplemental data:
  Total return                     .72%     2.08%     3.44%     2.56%     2.75%
  Total expenses to average
   net assets/A/                   .70%      .68%      .70%      .71%      .72%
  Net expenses to average net
   assets/B/                       .70%      .68%      .70%      .70%      .71%
  Net investment income to
   average net assets              .72%     2.06%     2.25%     2.25%     2.71%
  Net assets, end of year (in
   thousands)                  $452,326  $407,685  $388,130  $374,853  $330,134
--------------------------------------------------------------------------------

/A/This ratio reflects total expenses before compensating balance credits. /B/This ratio reflects expenses net of compensating balance credits.

See notes to financial statements.

  Notes to Financial Statements
  Legg Mason Tax Exempt Trust, Inc.
  (Amounts in Thousands)

  ------------------------------------------------------------------------------


1. Significant Accounting Policies:
    The Legg Mason Tax Exempt Trust, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.
    Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

  Security Valuation
    In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

  Security Transactions
    Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At December 31, 2002, $13,150 was payable for securities purchased. There were no unsettled receivables for investments sold.

  Investment Income and Dividends to Shareholders
    Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 2002, dividends payable of $7 were accrued.

  Compensating Balance Credits
    The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fee is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

  Federal Income Taxes
    No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  ------------------------------------------------------------------------------

    Distributions during the years ended December 31, 2002 and 2001, were characterized as follows for tax purposes:

                                            2002   2001
                                           ------ ------
                       Ordinary income     $3,176 $8,977
                                           ------ ------
                       Total distributions $3,176 $8,977
                                           ====== ======

   The tax basis components of net assets at December 31, 2002, were as follows:

                     Undistributed ordinary income $      3
                     Paid-in capital                452,323
                                                   --------
                                                   $452,326
                                                   ========

    The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2002, the Fund had no capital loss carryforwards.

2. Transactions With Affiliates:
    The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Management fees of $194 were payable to LMFA at December 31, 2002.
    Legg Mason Trust, fsb ("Adviser") serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund's average daily net assets.
    Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund may pay Legg Mason a Rule 12b-1 service fee at an annual rate not to exceed 0.20% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to waive 0.10% of the 12b-1 service fee until April 30, 2003. Service fees of $39 were payable to Legg Mason at December 31, 2002.
    LM Fund Services, Inc., a registered transfer agent, has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $47 for the year ended December 31, 2002.
    The Adviser, LMFA, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:
    The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 2002, paid-in capital aggregated $452,325. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                          Reinvestment
                                Sold    of Distributions Repurchased  Net Change
--------------------------------------------------------------------------------
Year Ended December 31, 2002 $1,418,838      $3,053      $(1,377,258)  $44,633
Year Ended December 31, 2001  1,399,943       8,468       (1,388,870)   19,541

Report of Independent Accountants

To the Shareholders and Directors of Legg Mason Tax Exempt Trust, Inc.:

   In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Legg Mason Tax Exempt Trust, Inc. (hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 31, 2003

Special Meeting of Shareholders

 A Special Meeting of Shareholders of the Fund was held on October 30, 2002, at which the following actions were taken:

 Proposal 1: To elect a Board of Directors:

                                        Affirmative Withheld
                    ----------------------------------------
                    John F. Curley, Jr.   257,746    6,849
                    Mark R. Fetting....   257,695    6,900
                    Richard G. Gilmore.   257,311    7,284
                    Arnold L. Lehman...   257,409    7,186
                    Robin J.W. Masters.   257,640    6,955
                    Jill E. McGovern...   257,371    7,224
                    Arthur S. Mehlman..   257,697    6,898
                    G. Peter O'Brien...   257,657    6,938
                    S. Ford Rowan......   257,630    6,965

 Proposal 2a: To modify the fundamental investment restriction on borrowing money:

                              Affirmative 246,322
                              Against....  12,386
                              Abstain....   5,887

 Proposal 2b: To modify the fundamental investment restriction on underwriting securities:

                              Affirmative 246,404
                              Against....  12,304
                              Abstain....   5,887

 Proposal 2c: To modify the fundamental investment restriction on lending:

                              Affirmative 246,414
                              Against....  12,294
                              Abstain....   5,887

 Proposal 2d: To modify the fundamental investment restriction on issuing senior securities:

                              Affirmative 246,384
                              Against....  12,324
                              Abstain....   5,887

 Proposal 2e: To modify the fundamental investment restriction on real estate investments:

                              Affirmative 246,434
                              Against....  12,274
                              Abstain....   5,887

 Proposal 2f: To modify the investment restriction on investing in commodities:

                              Affirmative 246,415
                              Against....  12,293
                              Abstain....   5,887

 Proposal 2g: To modify the fundamental investment restriction on industry concentration:

                              Affirmative 246,978
                              Against....  11,730
                              Abstain....   5,887

 Proposal 2h: To remove the fundamental investment restriction on diversification:

                              Affirmative 247,026
                              Against....  11,682
                              Abstain....   5,887

 Proposal 2i: To remove the fundamental investment restriction on investing in illiquid securities:

                              Affirmative 246,097
                              Against....  12,611
                              Abstain....   5,887

 Proposal 2j: To remove the fundamental investment restriction on short sales:

                              Affirmative 246,409
                              Against....  12,299
                              Abstain....   5,887

 Proposal 2k: To remove the fundamental investment restriction on margin transactions:

                              Affirmative 246,087
                              Against....  12,621
                              Abstain....   5,887

 Proposal 2o: To remove the fundamental investment restriction on investments in puts, calls, straddles, and spreads:

                              Affirmative 246,386
                              Against....  12,322
                              Abstain....   5,887

 Proposal 2p: To remove the fundamental investment restriction on investments in securities of issuers that have been in operation less than three years:

                              Affirmative 245,819
                              Against....  12,889
                              Abstain....   5,887

 Proposal 2q: To remove the fundamental investment restriction on pledging assets:

                              Affirmative 245,004
                              Against....  13,704
                              Abstain....   5,887

 Proposal 2r: To remove the fundamental investment restriction on investments in securities issued by other investment companies:

                              Affirmative 246,416
                              Against....  12,292
                              Abstain....   5,887

 Proposal 2t: To remove the fundamental investment restriction on purchasing common stocks, preferred stock, warrants or other equity securities:

                     Affirmative................... 246,369
                     Against.......................  12,339
                     Abstain.......................   5,887

 Proposal 2u: To remove the fundamental investment restriction on obligations with a maturity greater than one year:

                     Affirmative................... 247,029
                     Against.......................  11,679
                     Abstain.......................   5,887

 Proposal 3: To change the Fund's investment objective from fundamental to nonfundamental:

                     Affirmative................... 233,416
                     Against.......................  19,884
                     Abstain.......................  11,295

 Proposal 4: To amend and restate the Articles of Incorporation:

                     Affirmative................... 242,333
                     Against.......................  10,435
                     Abstain.......................  11,827

 Proposal 5: To amend the Bylaws:

                     Affirmative................... 240,364
                     Against.......................  12,183
                     Abstain.......................  12,048

Directors and Officers

 The table below provides information about each of the Fund's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

                                      Term of
                                     Office and
                        Position(s)  Length of       Number of           Other
       Name and          Held With      Time         Legg Mason      Directorships      Principal Occupation(s)
         Age              Fund(s)    Served/A/     Funds Overseen        Held          During the Past Five Years
---------------------------------------------------------------------------------------------------------------------
Curley, John F., Jr./B/ Chairman     Since 1983  Chairman and       None            Director and/or officer of vari-
Age 63                  and Director             Director/Trustee                   ous Legg Mason affiliates. For-
                                                 of all Legg Mason                  merly: Vice Chairman and
                                                 funds (consisting                  Director of Legg Mason, Inc.
                                                 of 23 portfolios).                 and Legg Mason Wood Walker,
                                                                                    Incorporated; Director of Legg
                                                                                    Mason Fund Adviser, Inc. and
                                                                                    Western Asset Management
                                                                                    Company (each a registered
                                                                                    investment adviser).
---------------------------------------------------------------------------------------------------------------------
Fetting, Mark R./C/     President    President   President and      Director of the Executive Vice President of
Age 48                  and Director since 2001; Director/Trustee   Royce Family    Legg Mason, Inc. Director and/
                                     Director    of all Legg Mason  of Funds        or officer of various Legg
                                     since 2002  funds (consisting  (consisting of  Mason affiliates since 2000.
                                                 of 23 portfolios). 17 portfolios). Formerly: Division President and Senior Officer of Prudential
                                                                                    Financial Group, Inc. and re-
                                                                                    lated companies, including
                                                                                    fund boards and consulting
                                                                                    services to subsidiary compa-
                                                                                    nies (1991-2000); Partner,
                                                                                    Greenwich Associates; Vice
                                                                                    President, T. Rowe Price
                                                                                    Group, Inc.
---------------------------------------------------------------------------------------------------------------------
Gilmore, Richard G.     Director     Since 1990  Director/Trustee   None            Retired. Trustee of Pacor Settle-
Age 75                                           of all Legg Mason                  ment Trust, Inc. since 1990.
                                                 funds (consisting                  Formerly: Director of CSS In-
                                                 of 23 portfolios).                 dustries, Inc. (diversified hold-
                                                                                    ing company that makes
                                                                                    seasonal decorative products);
                                                                                    Senior Vice President, Chief
                                                                                    Financial Officer and Director
                                                                                    of PECO Energy Co., Inc. (now
                                                                                    Exelon Corporation).
---------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.       Director     Since 1983  Director/Trustee   None            Director of The Brooklyn Mu-
Age 58                                           of all Legg Mason                  seum of Art since 1997. For-
                                                 funds (consisting                  merly: Director of The
                                                 of 23 portfolios).                 Baltimore Museum of Art
                                                                                    (1979-1997).
---------------------------------------------------------------------------------------------------------------------

                                 Term of
                                Office and
                    Position(s) Length of      Number of           Other
     Name and        Held With     Time        Legg Mason      Directorships      Principal Occupation(s)
       Age            Fund(s)   Served/A/    Funds Overseen        Held          During the Past Five Years
--------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.  Director   Since 2002 Director/Trustee   None            Retired. Director of The Family
Age 46                                     of all Legg Mason                  Learning Centre (non-profit)
                                           funds (consisting                  since 1996; Director of Bermuda
                                           of 23 portfolios).                 SMARTRISK (non-profit) since
                                                                              2001. Formerly: Chief Invest-
                                                                              ment Officer of ACE Limited
                                                                              (insurance).
--------------------------------------------------------------------------------------------------------------
McGovern, Jill E.    Director   Since 1989 Director/Trustee   None            Chief Executive Officer of The
Age 58                                     of all Legg Mason                  Marrow Foundation since 1993.
                                           funds (consisting                  Formerly: Executive Director of
                                           of 23 portfolios).                 the Baltimore International Fes-
                                                                              tival (1991-1993); Senior Assis-
                                                                              tant to the President of The
                                                                              Johns Hopkins University
                                                                              (1986-1990).
--------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.   Director   Since 2002 Director/Trustee   None            Retired. Director of University
Age 60                                     of all Legg Mason                  of Maryland College Park
                                           funds (consisting                  Foundation (non-profit) since
                                           of 23 portfolios).                 1998. Formerly: Partner, KPMG
                                                                              LLP (international accounting
                                                                              firm) (1972-2002).
--------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter    Director   Since 2002 Director/Trustee   Director of the Trustee of Colgate University
Age 56                                     of all Legg Mason  Royce Family    and President of Hill House,
                                           funds (consisting  of Funds        Inc. (residential home care).
                                           of 23 portfolios). (consisting of  Formerly: Managing Director,
                                                              17 portfolios); Equity Capital Markets Group
                                                              Director of     of Merrill Lynch & Co. (1971-
                                                              Renaissance     1999).
                                                              Capital
                                                              Greenwich
                                                              Funds.
--------------------------------------------------------------------------------------------------------------
Rowan, S. Ford       Director   Since 2002 Director/Trustee   None            Consultant, Rowan & Blewitt
Age 59                                     of all Legg Mason                  Inc. (management consulting);
                                           funds (consisting                  Adjunct Professor, George
                                           of 23 portfolios).                 Washington University since
                                                                              2000; Director of Santa Fe In-
                                                                              stitute (scientific research in-
                                                                              stitute) since 1999; Director of
                                                                              Annapolis Center for Science-
                                                                              Based Public Policy since 1995.
--------------------------------------------------------------------------------------------------------------

                                    Term of
                                   Office and
                       Position(s) Length of      Number of          Other
       Name and         Held With     Time        Legg Mason     Directorships    Principal Occupation(s)
         Age             Fund(s)   Served/A/    Funds Overseen       Held        During the Past Five Years
--------------------------------------------------------------------------------------------------------------
Duffy, Marc R./D/       Vice       Since 2000 Vice President and     None      Vice President and Secretary of
Age 45                  President             Secretary of all                 Legg Mason Fund Adviser, Inc.
                        and                   Legg Mason funds                 since 2000; Associate General
                        Secretary             (consisting of 23                Counsel of Legg Mason Wood
                                              portfolios).                     Walker, Incorporated since
                                                                               1999. Formerly: Senior Asso-
                                                                               ciate, Kirkpatrick & Lockhart
                                                                               LLP (1996-1999); Senior Coun-
                                                                               sel, Securities and Exchange
                                                                               Commission, Division of
                                                                               Investment Management
                                                                               (1989-1995).
--------------------------------------------------------------------------------------------------------------
Karpinski, Marie K./D/  Vice       Since 1985 Vice President and     None      Vice President and Treasurer of
Age 54                  President             Treasurer of all                 Legg Mason Fund Adviser, Inc.
                        and                   Legg Mason funds                 and Western Asset Funds, Inc.;
                        Treasurer             (consisting of 23                Treasurer of Pacific American
                                              portfolios).                     Income Shares, Inc. and West-
                                                                               ern Asset Premier Bond Fund.

/A/Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Fund serve one-year terms, subject to annual reappointment by the Board of Directors.
/B/Mr. Curley is considered to be an interested person (as defined in the 1940
   Act) of the Fund by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund.
/C/Mr. Fetting is considered to be an interested person (as defined in the 1940
   Act) of the Fund by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund.
/D/Officers of the Fund are interested persons (as defined in the 1940 Act).

ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS IS CONTAINED IN
    THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON
                      REQUEST BY CALLING 1-800-822-5544.

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                                 Specialty Funds:

Value Trust                                   Balanced Trust

Special Investment Trust                      Financial Services Fund

American Leading Companies Trust              Opportunity Trust

Classic Valuation Fund

Focus Trust

U.S. Small-Capitalization Value Trust
Global Funds:                                 Taxable Bond Funds:

Global Income Trust                           U.S. Government Intermediate-Term Portfolio

Europe Fund                                   Investment Grade Income Portfolio

International Equity Trust                    High Yield Portfolio

Emerging Markets Trust
Tax-Free Bond Funds:                          Money Market Funds:

Tax-Free Intermediate-Term Income Trust       U.S. Government Money Market Portfolio

Maryland Tax-Free Income Trust                Cash Reserve Trust

Pennsylvania Tax-Free Income Trust            Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.


                                                                           LEGG
                                                                          MASON
                                                                          FUNDS

                Personalized Guidance. Intelligent Choices./SM/

Investment Manager
  Legg Mason Fund Adviser, Inc.
  Baltimore, MD

Investment Adviser
  Legg Mason Trust, fsb
  Baltimore, MD

Board of Directors
  John F. Curley, Jr., Chairman
  Mark R. Fetting, President
  Richard G. Gilmore
  Arnold L. Lehman
  Robin J. W. Masters
  Dr. Jill E. McGovern
  Arthur S. Mehlman
  G. Peter O'Brien
  S. Ford Rowan

Transfer and Shareholder Servicing Agent
  Boston Financial Data Services
  Braintree, MA

Custodian
  State Street Bank & Trust Company
  Boston, MA

Counsel
  Kirkpatrick & Lockhart LLP
  Washington, DC

Independent Accountants
  PricewaterhouseCoopers LLP
  Baltimore, MD

An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is not to be distributed unless preceded or accompanied by a prospectus.
                     Legg Mason Wood Walker, Incorporated
                        Member NYSE, Inc. . Member SIPC
                               100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                               410 . 539 . 0000


LMF-016
2/03